May 31, 2007

Supplement

SUPPLEMENT DATED MAY 31, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST
Dated September 29, 2006

Effective August 1, 2007, the Prospectus is revised as follows:

The reference to the ‘‘Distribution and service (12b-1) fees’’ in the table of the section of the Prospectus entitled ‘‘Fees and Expenses — Annual Fund Operating Expenses’’ is hereby deleted and replaced with the reference of ‘‘Shareholder servicing fees’’ and the fee of 0.34% is deleted and replaced with 0.25%.

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The second footnote in the table of the section of the Prospectus entitled ‘‘Fees and Expenses — Annual Fund Operating Expenses’’ is hereby deleted and replaced with the following:

(2) The Fund has adopted a Shareholder Services Plan pursuant to which it may pay the Distributor for expenses relating to the provision of services to shareholders a service fee up to the rate of 0.25% on an annualized basis of the average daily net assets of the Fund.

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The section of the Prospectus entitled ‘‘Shareholder Information — How to Buy Shares — Plan of Distribution (12b-1 Fees)’’ is hereby deleted and replaced with the following:

Shareholder Services Plan. The Fund has adopted a Shareholder Services Plan. The Plan allows the Fund to pay shareholder servicing fees of up to an annual rate of 0.25% of its average daily net assets.

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The tenth paragraph of the section of the Prospectus entitled ‘‘Shareholder Information — How to Exchange Shares’’ is hereby deleted and replaced with the following:

Exchanging Shares of Another Fund Subject to a Contingent Deferred Sales Charge (‘‘CDSC’’). There are special considerations when you exchange shares subject to a CDSC of another Morgan Stanley Fund for shares of the Fund. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Fund will not be counted. Thus, in effect the ‘‘holding period’’ for purposes of calculating the CDSC is frozen upon exchanging into the Fund. Nevertheless, if shares subject to a CDSC were exchanged for shares of the Fund prior to August 1, 2007, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in the Fund up to the amount of any applicable CDSC. See the prospectus of the fund that charges the CDSC for more details.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LDTSPT2

May 31, 2007

Supplement

SUPPLEMENT DATED MAY 31, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST
Dated September 29, 2006

Effective August 1, 2007, the Statement of Additional Information is revised as follows:

The section of the Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — D. Rule 12b-1 Plan’’ is hereby deleted and replaced with the following:

D. Shareholder Services Plan

Effective August 1, 2007, the Fund adopted a Shareholder Services Plan (the ‘‘Plan’’). Pursuant to the Plan, the Fund may pay the Distributor as compensation for the provision of services to shareholders a service fee up to the rate of .25% on an annualized basis of the average daily net assets of the Fund. The fee is calculated and accrued daily and paid monthly. The service fee is for providing ‘‘personal service and/or the maintenance of shareholder accounts’’ as provided for in Section 2830(b)(9) of the NASD Conduct Rules, including (i) expenditures for overhead and other expenses of the Distributor, MSDW and other affiliated broker-dealers, (ii) telephone and other communications expenses relating to the provision of shareholder services and (iii) compensation to and expenses of financial advisors and other employees of the Distributor, MSDW and other affiliated broker-dealers for the provision of shareholder services.

Prior to August 1, 2007, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor, the Distributor had provided certain services in connection with the promotion of sales of Fund shares (the ‘‘12b-1 Plan’’). The 12b-1 Plan was terminated effective August 1, 2007. The Fund accrued a total of $2,040,969, which amounts to a rate of 0.34%, pursuant to the 12b-1 Plan for the fiscal year ended May 31, 2006. It is estimated that the amounts paid by the Fund for distribution were for expenses which relate to compensation of sales personnel and associated overhead expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.